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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22359

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC    225 Pictoria Drive, Suite 450  Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (513) 587-3400

Date of fiscal year end:     November 30, 2013

Date of reporting period:    February 28, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)
COMMON STOCKS - 96.1%	Shares	Value

Consumer Discretionary - 25.1%
Auto Components - 5.5%
Goodyear Tire & Rubber Company (The) *	7,710	$100,076
Johnson Controls, Inc.	3,350	105,424
		205,500
Household Durables - 5.7%
Jarden Corporation *	1,750	108,692
Newell Rubbermaid, Inc.	4,450	103,863
		212,555
Internet & Catalog Retail - 2.8%
Liberty Interactive Corporation - Series A *	4,960	103,565

Media - 5.5%
Comcast Corporation	2,680	106,637
DIRECTV *	2,010	96,822
		203,459
Multi-line Retail - 2.5%
J.C. Penney Company, Inc. *	5,260	92,418

Textiles, Apparel & Luxury Goods - 3.1%
Fifth & Pacific Companies, Inc. *	6,510	117,766

Consumer Staples - 2.8%
Food & Staples Retailing - 2.8%
CVS Caremark Corporation	2,030	103,774

Energy - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
EOG Resources, Inc.	810	101,825
Suncor Energy, Inc.	3,070	92,867
		194,692
Financials - 14.5%
Capital Markets - 2.9%
Ameriprise Financial, Inc.	1,570	107,749

Diversified Financial Services - 3.0%
NASDAQ OMX Group, Inc.	3,560	112,710

Insurance - 8.6%
Aflac, Inc.	1,970	98,401
Assurant, Inc.	2,670	112,113
Willis Group Holdings plc	2,890	110,051
		320,565
Health Care - 8.2%
Health Care Providers & Services - 5.4%
Aetna, Inc.	2,140	100,987
WellPoint, Inc.	1,600	99,488
		200,475
Life Sciences Tools & Services - 2.8%
Thermo Fisher Scientific, Inc.	1,420	104,796

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 96.1% (Continued)	Shares	Value

Industrials - 17.8%
Aerospace & Defense - 2.8%
Raytheon Company	1,930	$105,320

Construction & Engineering - 3.3%
AECOM Technology Corporation *	4,040	122,452

Electrical Equipment - 3.0%
Eaton Corporation plc	1,810	112,166

Machinery - 2.9%
Flowserve Corporation	660	105,930

Road & Rail - 2.9%
Avis Budget Group, Inc. *	4,650	108,670

Trading Companies & Distributors - 2.9%
AerCap Holdings N.V. *	6,940	107,709

Information Technology - 16.8%
Computers & Peripherals - 5.4%
Lexmark International, Inc. - Class A.	4,390	96,668
Western Digital Corporation	2,230	105,167
		201,835
Electronic Equipment, Instruments & Components - 5.8%
Corning, Inc.	8,690	109,581
TE Connectivity Ltd.	2,620	105,141
		214,722
IT Services - 5.6%
Lender Processing Services, Inc.	4,260	104,626
Western Union Company (The)	7,410	103,962
		208,588
Materials - 5.7%
Chemicals - 2.8%
Celanese Corporation	2,210	103,539

Containers & Packaging - 2.9%
Owens-Illinois, Inc. *	4,230	107,865

Total Investments at Value — 96.1% (Cost $3,511,702)		$3,578,820

Other Assets in Excess of Liabilities — 3.9%		146,120

Net Assets — 100.0%		$3,724,940

* Non-income producing security.

See accompanying notes to Schedule of Investments.

LYRICAL U.S. VALUE EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

1.	Securities Valuation

Lyrical U.S. Value Equity Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price.  In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Fund and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.  Securities with remaining maturities of 60 days or less are valued at amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs

•     Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

LYRICAL U.S. VALUE EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2013:

	Level 1	Level 2	Level 3	Total

Common Stocks	$3,578,820	$-	$-	$3,578,820

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  As of February 28, 2013, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have any derivate instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2013:

Tax cost of portfolio investments	$3,511,702

Gross unrealized appreciation	$117,131
Gross unrealized depreciation	(50,013)

Net unrealized appreciation	$67,118

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio could be adversely affected. As of February 28, 2013, the Fund had 25.1% of the value of its net assets invested in stocks within the Consumer Discretionary sector.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Andrew B. Wellington
Andrew B. Wellington, Principal Executive Officer of Lyrical Fund

Date	April 1, 2013

By (Signature and Title)*		/s/ Julie M. Schmuelling
Julie M. Schmuelling, Treasurer

Date	April 1, 2013

* Print the name and title of each signing officer under his or her signature.